Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compen- sation Table Total for Michael J. Covey (1) ($)	Compen- sation Actually Paid to Michael J. Covey (1), (2), (3) ($)	Summary Compen- sation Table Total for Eric J. Cremers (1) ($)	Compen- sation Actually Paid to Eric J. Cremers (1), (2), (3) ($)	Average Summary Compen- sation Table Total for Non-PEO NEOs (1) ($)	Average Compen- sation Actually Paid to Non-PEO NEOs (1),(2), (3) ($)	Value of Initial Fixed $100 Investment Based on: (4)		Net Income ($ Millions)	FFO (5) ($ Millions)
							TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	h)	(i)	(j)	(k)
2022	—	—	5,532,534	3,702,409	1,490,192	1,057,653	124.77	99.67	334	468
2021	—	—	5,690,852	6,965,292	1,479,821	1,625,874	156.00	131.78	424	528
2020	6,838,249	9,713,519	—	—	1,735,782	2,345,324	119.32	92.00	167	302

(1) Michael J. Covey was our PEO for 2020. Eric J. Cremers was our PEO for 2021 and 2022. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Jerald W. Richards	Jerald W. Richards	Jerald W. Richards
Eric J. Cremers	Ashlee Townsend Cribb	Ashlee Townsend Cribb
Thomas J. Temple	Thomas J. Temple	Michele L. Tyler
Michele L. Tyler	Michele L. Tyler	Darin R. Ball
Darin R. Ball

(2) The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the company’s NEOs during the applicable year. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3) Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for Michael J. Covey ($)	Exclusion of Change in Pension Value for Michael J. Covey ($)	Exclusion of Stock Awards for Michael J. Covey ($)	Inclusion of Pension Service Cost for Michael J. Covey ($)	Inclusion of Equity Values for Michael J. Covey ($)	Compensation Actually Paid to Michael J. Covey ($)
2022	—	—	—	—	—	—
2021	—	—	—	—	—	—
2020	6,838,249	(822,451)	(2,248,574)	292,659	5,653,636	9,713,519

Year	Summary Compensation Table Total for Eric J. Cremers ($)	Exclusion of Change in Pension Value for Eric J. Cremers ($)	Exclusion of Stock Awards for Eric J. Cremers ($)	Inclusion of Pension Service Cost for Eric J. Cremers ($)	Inclusion of Equity Values for Eric J. Cremers ($)	Compensation Actually Paid to Eric J. Cremers ($)
2022	5,532,534	—	(2,725,012)	350,285	544,602	3,702,409
2021	5,690,852	(715,674)	(2,453,664)	360,410	4,083,368	6,965,292
2020	—	—	—	—	—	—

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,490,192	—	(601,412)	18,856	150,017	1,057,653
2021	1,479,821	(118,747)	(621,909)	37,806	848,903	1,625,874
2020	1,735,782	(210,572)	(548,727)	82,286	1,286,554	2,345,324

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Michael J. Covey ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Michael J. Covey ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Michael J. Covey ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Michael J. Covey ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Michael J. Covey ($)	Value of Dividends or Other Earnings Paid on Stock Awards Not Otherwise Included for Michael J. Covey ($)	Total - Inclusion of Equity Values for Michael J. Covey ($)
2022	—	—	—	—	—	—	—
2021	—	—	—	—	—	—	—
2020	3,483,973	1,074,236	—	1,095,428	—	—	5,653,636

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Eric J. Cremers ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Eric J. Cremers ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Eric J. Cremers ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Eric J. Cremers ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Eric J. Cremers ($)	Value of Dividends or Other Earnings Paid on Stock Awards Not Otherwise Included for Eric J. Cremers ($)	Total - Inclusion of Equity Values for Eric J. Cremers ($)
2022	2,078,755	(832,762)	—	(701,391)	—	—	544,602
2021	2,833,024	628,088	—	622,256	—	—	4,083,368
2020	—	—	—	—	—	—	—

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	460,137	(200,050)	—	(110,070)	—	—	150,017
2021	646,466	24,820	—	239,206	(61,587)	—	848,903
2020	850,210	235,868	—	200,476	—	—	1,286,554

4. The Peer Group TSR set forth in this table utilizes the NAREIT Equity Index (“NAREIT Equity Index”), which we also utilized in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Reports for the years ended December 31, 2022, 2021 and 2020. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the company and in the NAREIT Equity Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

5. We determined FFO to be the most important financial performance measure used to link company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	FFO
Named Executive Officers, Footnote [Text Block]	Michael J. Covey was our PEO for 2020. Eric J. Cremers was our PEO for 2021 and 2022. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Jerald W. Richards	Jerald W. Richards	Jerald W. Richards
Eric J. Cremers	Ashlee Townsend Cribb	Ashlee Townsend Cribb
Thomas J. Temple	Thomas J. Temple	Michele L. Tyler
Michele L. Tyler	Michele L. Tyler	Darin R. Ball
Darin R. Ball

Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes the NAREIT Equity Index (“NAREIT Equity Index”), which we also utilized in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Reports for the years ended December 31, 2022, 2021 and 2020. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the company and in the NAREIT Equity Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for Michael J. Covey ($)	Exclusion of Change in Pension Value for Michael J. Covey ($)	Exclusion of Stock Awards for Michael J. Covey ($)	Inclusion of Pension Service Cost for Michael J. Covey ($)	Inclusion of Equity Values for Michael J. Covey ($)	Compensation Actually Paid to Michael J. Covey ($)
2022	—	—	—	—	—	—
2021	—	—	—	—	—	—
2020	6,838,249	(822,451)	(2,248,574)	292,659	5,653,636	9,713,519

Year	Summary Compensation Table Total for Eric J. Cremers ($)	Exclusion of Change in Pension Value for Eric J. Cremers ($)	Exclusion of Stock Awards for Eric J. Cremers ($)	Inclusion of Pension Service Cost for Eric J. Cremers ($)	Inclusion of Equity Values for Eric J. Cremers ($)	Compensation Actually Paid to Eric J. Cremers ($)
2022	5,532,534	—	(2,725,012)	350,285	544,602	3,702,409
2021	5,690,852	(715,674)	(2,453,664)	360,410	4,083,368	6,965,292
2020	—	—	—	—	—	—

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Michael J. Covey ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Michael J. Covey ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Michael J. Covey ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Michael J. Covey ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Michael J. Covey ($)	Value of Dividends or Other Earnings Paid on Stock Awards Not Otherwise Included for Michael J. Covey ($)	Total - Inclusion of Equity Values for Michael J. Covey ($)
2022	—	—	—	—	—	—	—
2021	—	—	—	—	—	—	—
2020	3,483,973	1,074,236	—	1,095,428	—	—	5,653,636

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Eric J. Cremers ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Eric J. Cremers ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Eric J. Cremers ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Eric J. Cremers ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Eric J. Cremers ($)	Value of Dividends or Other Earnings Paid on Stock Awards Not Otherwise Included for Eric J. Cremers ($)	Total - Inclusion of Equity Values for Eric J. Cremers ($)
2022	2,078,755	(832,762)	—	(701,391)	—	—	544,602
2021	2,833,024	628,088	—	622,256	—	—	4,083,368
2020	—	—	—	—	—	—	—

Non-PEO NEO Average Total Compensation Amount	$ 1,490,192	$ 1,479,821	$ 1,735,782
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,057,653	1,625,874	2,345,324
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,490,192	—	(601,412)	18,856	150,017	1,057,653
2021	1,479,821	(118,747)	(621,909)	37,806	848,903	1,625,874
2020	1,735,782	(210,572)	(548,727)	82,286	1,286,554	2,345,324

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	460,137	(200,050)	—	(110,070)	—	—	150,017
2021	646,466	24,820	—	239,206	(61,587)	—	848,903
2020	850,210	235,868	—	200,476	—	—	1,286,554

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Company TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and the company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]

Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Description of Relationship Between PEO and Other NEO Compensation Actually Paid and FFO

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our FFO during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]

Description of Relationship Between Company TSR and Peer Group TSR

The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the NAREIT Equity Index over the same period.

Tabular List [Table Text Block]

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2022 to company performance. These performance measures may not have been the most important financial performance measure for years 2021 and 2020 and we may determine different financial performance measures to be the most important financial performance measures in future years. We break out this table into a separate list for our PEO and for each of our NEOs for 2022. The measures in this table are not ranked.

Eric J. Cremers	Jerald W. Richards	Ashlee Townsend Cribb	Michele L. Tyler	Darin R. Ball
FFO	FFO	FFO	FFO	FFO
TSR	TSR	TSR	TSR	TSR
—	—	EBITDDA	—	EBITDDA

Total Shareholder Return Amount	$ 124.77	156.00	119.32
Peer Group Total Shareholder Return Amount	99.67	131.78	92.00
Net Income (Loss)	$ 334,000,000	$ 424,000,000	$ 167,000,000
Company Selected Measure Amount	468,000,000	528,000,000	302,000,000
PEO Name	Eric J. Cremers	Eric J. Cremers	Michael J. Covey
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]	We determined FFO to be the most important financial performance measure used to link company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Michael J. Covey [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 6,838,249
PEO Actually Paid Compensation Amount			9,713,519
Eric J. Cremers [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 5,532,534	$ 5,690,852
PEO Actually Paid Compensation Amount	$ 3,702,409	6,965,292
PEO [Member] | Michael J. Covey [Member] | Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(822,451)
PEO [Member] | Michael J. Covey [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,248,574)
PEO [Member] | Michael J. Covey [Member] | Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			292,659
PEO [Member] | Michael J. Covey [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			5,653,636
PEO [Member] | Michael J. Covey [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,483,973
PEO [Member] | Michael J. Covey [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,074,236
PEO [Member] | Michael J. Covey [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,095,428
PEO [Member] | Eric J. Cremers [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	FFO
PEO [Member] | Eric J. Cremers [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	TSR
PEO [Member] | Eric J. Cremers [Member] | Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(715,674)
PEO [Member] | Eric J. Cremers [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,725,012)	(2,453,664)
PEO [Member] | Eric J. Cremers [Member] | Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	350,285	360,410
PEO [Member] | Eric J. Cremers [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	544,602	4,083,368
PEO [Member] | Eric J. Cremers [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,078,755	2,833,024
PEO [Member] | Eric J. Cremers [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(832,762)	628,088
PEO [Member] | Eric J. Cremers [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(701,391)	622,256
Non-PEO NEO [Member] | Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(118,747)	(210,572)
Non-PEO NEO [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(601,412)	(621,909)	(548,727)
Non-PEO NEO [Member] | Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	18,856	37,806	82,286
Non-PEO NEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	150,017	848,903	1,286,554
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	460,137	646,466	850,210
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(200,050)	24,820	235,868
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (110,070)	239,206	$ 200,476
Non-PEO NEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (61,587)
Non-PEO NEO [Member] | Darin R. Ball [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	FFO
Non-PEO NEO [Member] | Darin R. Ball [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	TSR
Non-PEO NEO [Member] | Darin R. Ball [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	EBITDDA
Non-PEO NEO [Member] | Michele L. Tyler [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	FFO
Non-PEO NEO [Member] | Michele L. Tyler [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	TSR
Non-PEO NEO [Member] | Ashlee Townsend Cribb [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	FFO
Non-PEO NEO [Member] | Ashlee Townsend Cribb [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	TSR
Non-PEO NEO [Member] | Ashlee Townsend Cribb [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	EBITDDA
Non-PEO NEO [Member] | Jerald W. Richards [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	FFO
Non-PEO NEO [Member] | Jerald W. Richards [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	TSR